UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number 811-4173

John Hancock Investors Trust
(Exact name of registrant as specified in charter)

101 Huntington Avenue, Boston, Massachusetts 02199
(Address of principal executive offices) (Zip code)

Susan S. Newton, Secretary
101 Huntington Avenue
Boston, Massachusetts 02199
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-375-1702

Date of fiscal year end: 	December 31

Date of reporting period: 	September 30, 2004

ITEM 1. SCHEDULE OF INVESTMENTS


JOHN HANCOCK
Investors Trust

9.30.2004

Quarterly Portfolio Holdings

[A 2" x 1" John Hancock (Signature)/John Hancock Funds logo in lower, center middle of page. A tag line below reads "JOHN HANCOCK FUNDS."]

John Hancock
Investors Trust
Securities owned by the Fund on
September 30, 2004 (unaudited)

                                                                  Interest     Maturity  Credit        Par value
Issuer, description                                               rate (%)         date  rating (A)        ($000)            Value
Bonds 105.19%                                                                                                         $180,144,821
(Cost $175,445,033)

Aerospace & Defense 0.70%                                                                                                1,198,202
Jet Equipment Trust,
Equipment Trust Ctf Ser 95B2 (B)(H)(S)                              10.910   08-15-2014  D                   550             2,750
Raytheon Co.,
Note                                                                 8.300   03-01-2010  BBB-              1,000         1,195,452

Agricultural Products 0.53%                                                                                                910,275
Corn Products International, Inc.,
Sr Note                                                              8.450   08-15-2009  BBB-                795           910,275

Airlines 1.97%                                                                                                           3,377,975
American Airlines, Inc.,
Pass Thru Ctf Ser 2001-2 (L)                                         7.858   10-01-2011  A-                1,000           993,946
Continental Airlines, Inc.,
Pass Thru Ctf Ser 1999-1A                                            6.545   02-02-2019  A-                1,585         1,529,846
Delta Air Lines, Inc.,
Equip Tr Ctf Ser A                                                  10.000   06-01-2008  CCC               2,000           630,000
Northwest Airlines Corp.,
Pass Thru Ctf Ser 1996-1C                                           10.150   01-02-2005  CCC+                 32            30,675
Pass Thru Ctf Ser 1996-1D                                            8.970   01-02-2015  CCC+                284           193,508

Apparel Retail 0.35%                                                                                                       594,125
Gap, Inc. (The),
Note (L)                                                            10.300   12-15-2008  BB+                 485           594,125

Asset Management & Custody Banks 0.88%                                                                                   1,513,229
Rabobank Capital Fund II,
Perpetual Bond (5.260% to 12-31-13 then variable) (S)                5.260   12-29-2049  AA                1,500         1,513,229

Auto Parts & Equipment 0.99%                                                                                             1,694,982
American Axle & Manufacturing, Inc.,
Sr Note                                                              5.250   02-11-2014  BBB                 500           493,072
TRW Automotive, Inc.,
Sr Note (L)                                                          9.375   02-15-2013  BB-               1,052         1,201,910

Automobile Manufacturers 0.18%                                                                                             307,771
Ford Motor Co.,
Deb                                                                  9.980   02-15-2047  BBB-                250           307,771

Brewers 0.58%                                                                                                              991,821
Fosters Financial Corp.,
Note (S)                                                             4.875   10-01-2014  BBB+              1,000           991,821

Broadcasting & Cable TV 9.86%                                                                                           16,888,409
AT&T Broadband Corp.,
Gtd Note                                                             8.375   03-15-2013  BBB                 980         1,186,770
British Sky Broadcasting Group Plc,
Gtd Sr Note (United Kingdom)                                         8.200   07-15-2009  BBB-                905         1,054,608
Charter Communications Holdings II,
Sr Note                                                             10.250   09-15-2010  CCC-              2,000         2,042,500
Clear Channel Communications, Inc.,
Note                                                                 4.250   05-15-2009  BBB-              1,000           990,883
Note                                                                 5.500   09-15-2014  BBB-                375           373,031
Continental Cablevision, Inc.,
Deb                                                                  9.500   08-01-2013  BBB                 640           700,858
Cox Enterprises, Inc.,
Note (S)                                                             7.875   09-15-2010  BBB                 365           402,200
Grupo Televisa S.A.,
Note (Mexico)                                                        8.000   09-13-2011  BBB-              1,835         2,101,075
Innova S. de R.L.,
Note (Mexico)                                                        9.375   09-19-2013  B+                1,500         1,631,250
Sr Note (Mexico)                                                    12.875   04-01-2007  B+                   37            38,204
Muzak LLC/ Muzak Finance Corp.,
Sr Note                                                             10.000   02-15-2009  CCC               1,400         1,239,000
Paxson Communications Corp.,
Gtd Sr Sub Note                                                     10.750   07-15-2008  CCC               1,000         1,005,000
Rogers Cablesystems Ltd.,
Sr Note Ser B (Canada)                                              10.000   03-15-2005  BBB-                460           473,225
Shaw Communications, Inc.,
Sr Note (Canada)                                                     8.250   04-11-2010  BB+               1,000         1,130,000
TCI Communications, Inc.,
Sr Deb                                                               9.800   02-01-2012  BBB                 840         1,071,037
XM Satellite Radio, Inc.,
Sr Sec Note                                                         12.000   06-15-2010  CCC+                622           727,740
Sr Sec Note, Step Coupon (Zero to 12-31-05, then 14.000%) (O)         Zero   12-31-2009  CCC+                728           721,028

Building Products 1.86%                                                                                                  3,178,259
KB Home,
Sr Note                                                              5.750   02-01-2014  BB+               1,000           995,000
Pulte Homes Inc.,
Note (L)                                                             6.250   02-15-2013  BBB-              1,000         1,068,028
Toll Brothers, Inc.,
Gtd Sr Note                                                          6.875   11-15-2012  BBB-              1,000         1,115,231

Casinos & Gaming 2.55%                                                                                                   4,366,425
Chukchansi Economic Development Auth.,
Sr Note (G)(S)                                                      14.500   06-15-2009  Caa1              1,000         1,250,000
Mohegan Tribal Gaming Auth,
Sr Sub Note (S)                                                      7.125   08-15-2014  BB-                 250           261,875
MTR Gaming Group, Inc.,
Gtd Sr Note Ser B                                                    9.750   04-01-2010  B+                  800           872,000
Premier Entertainment Biloxi,
1st Mtg Note (S)                                                    10.750   02-01-2012  B-                   25            26,250
Trump Casino Holdings, LLC/Trump Casino Funding, Inc.,
Gtd Sr Sec 1st Mtg Note                                             12.625   03-15-2010  CCC+                500           520,000
Waterford Gaming LLC,
Sr Note (S)                                                          8.625   09-15-2012  B+                1,355         1,436,300

Commodity Chemicals 1.25%                                                                                                2,149,009
Lyondell Chemical Co.,
Gtd Note (L)                                                         9.500   12-15-2008  B+                1,010         1,102,162
RPM International, Inc.,
Sr Note                                                              6.250   12-15-2013  BBB               1,000         1,046,847

Consumer Finance 4.62%                                                                                                   7,904,905
Capital One Financial Corp.,
Sr Note                                                              6.250   11-15-2013  BBB-              1,000         1,073,768
Ford Motor Credit Co.,
Note                                                                 7.375   10-28-2009  BBB-              1,925         2,108,520
General Motors Acceptance Corp.,
Note                                                                 7.250   03-02-2011  BBB               3,000         3,203,115
Household Finance Corp.,
Note                                                                 6.750   05-15-2011  A                 1,350         1,519,502

Department Stores 0.76%                                                                                                  1,299,575
Penney J.C. Co., Inc.,
Deb                                                                  7.650   08-15-2016  BB+               1,145         1,299,575

Diversified Banks 3.39%                                                                                                  5,798,894
Bank of New York,
Cap Security (S)                                                     7.780   12-01-2026  A-                  620           693,479
Barclays Bank Plc,
Perpetual Bond (6.860% to 6-15-32 then variable) (United Kingdom)
(S)                                                                  6.860   09-29-2049  A+                1,580         1,739,362
Mizuho Financial Group Cayman Ltd.,
Gtd Note (Cayman Islands)                                            8.375   12-29-2049  Baa1                750           811,411
Royal Bank of Scotland Group Plc,
Perpetual Bond (7.648% to 09-30-31 then variable) (United
Kingdom)                                                             7.648   08-29-2049  A                   630           751,511
Wachovia Corp.,
Sub Note                                                             5.250   08-01-2014  A-                1,000         1,022,240
Woori Bank,
Sub Deb (5.750% to 03-13-09 then variable) (South Korea) (S)         5.750   03-13-2014  BBB-                750           780,891

Diversified Chemicals 1.92%                                                                                              3,295,289
NOVA Chemicals Corp.,
Med Term Note (Canada)                                               7.400   04-01-2009  BB+               1,955         2,116,288
Potash Corp. of Saskatchewan, Inc.,
Note (Canada)                                                        7.750   05-31-2011  BBB+              1,000         1,179,001

Diversified Commercial Services 1.98%                                                                                    3,384,565
Brascan Corp.,
Note (Canada)                                                        5.750   03-01-2010  A-                1,750         1,852,128
Hutchison Whampoa International Ltd.,
Gtd Note (U.S. Virgin Islands) (S)                                   6.500   02-13-2013  A-                  750           789,937
Sotheby's Holdings, Inc.,
Note                                                                 6.875   02-01-2009  B+                  750           742,500

Electric Utilities 9.26%                                                                                                15,854,441
AES Eastern Energy L.P.,
Pass Thru Ctf Ser 1999A                                              9.000   01-02-2017  BB+                 377           424,581
Beaver Valley Funding Corp.,
Sec Lease Obligation Bond                                            9.000   06-01-2017  BB+                 915         1,069,202
BVPS II Funding Corp.,
Collateralized Lease Bond                                            8.890   06-01-2017  BB+                 700           807,002
CalEnergy Co., Inc.,
Sr Bond                                                              8.480   09-15-2028  BBB-                525           666,190
El Paso Electric Co.,
1st Mtg Ser E                                                        9.400   05-01-2011  BBB               1,000         1,123,026
Empresa Electrica Guacolda S.A.,
Sr Sec Note (Chile) (S)                                              8.625   04-30-2013  BBB-                900         1,012,812
Exelon Generation Co., LLC,
Note                                                                 5.350   01-15-2014  A-                1,000         1,021,254
HQI Transelect Chile S.A.,
Sr Note (Chile)                                                      7.875   04-15-2011  A-                1,175         1,365,484
IPALCO Enterprises, Inc.,
Sr Sec Note                                                          8.625   11-14-2011  BB-                 315           355,950
Midland Funding Corp. II,
Deb Ser B                                                           13.250   07-23-2006  BB-               2,220         2,507,443
MSW Energy Holdings LLC/MSW Energy Finance Co.,
Sr Sec Note Ser B                                                    7.375   09-01-2010  BB-                 750           787,500
PNPP II Funding Corp.,
Deb                                                                  9.120   05-30-2016  BB+                 474           559,481
PPL Capital Funding,
Gtd Sr Note Ser A                                                    4.330   03-01-2009  BBB-              1,000           988,129
System Energy Resources, Inc.,
Sec Bond (S)                                                         5.129   01-15-2014  BBB                 500           504,765
TransAlta Corp.,
Note (Canada)                                                        5.750   12-15-2013  BBB-              2,000         2,054,548
Waterford 3 Funding Corp.,
Sec Lease Obligation Bond                                            8.090   01-02-2017  BBB-                536           607,074

Electrical Components & Equipment 0.96%                                                                                  1,638,087
AMETEK, Inc.,
Sr Note                                                              7.200   07-15-2008  BBB               1,500         1,638,087

Environmental Services 0.92%                                                                                             1,569,277
Allied Waste North America, Inc.,
Gtd Sr Sub Note Ser B                                               10.000   08-01-2009  B+                1,491         1,569,277

Food Retail 1.00%                                                                                                        1,713,036
Delhaize America, Inc.,
Gtd Note                                                             8.125   04-15-2011  BB+               1,500         1,713,036

Foreign Government 1.10%                                                                                                 1,881,955
Colombia, Republic of,
Note (Colombia) (L)                                                 10.000   01-23-2012  BB                1,000         1,108,000
Mexican States, United,
Global Med Term Note Ser A (Mexico)                                  6.375   01-16-2013  BBB-                735           773,955

Gas Utilities 2.16%                                                                                                      3,695,054
CenterPoint Energy Resources Corp.,
Sr Note Ser B                                                        7.875   04-01-2013  BBB                 560           660,111
Duke Capital LLC,
Sr Note                                                              8.000   10-01-2019  BBB-                750           896,914
Korea Gas Corp.,
Sr Unsub Note (South Korea) (S)                                      4.750   11-26-2010  A-                1,000         1,006,828
Magellan Midstream Partners, L.P.,
Note                                                                 6.450   06-01-2014  BBB                 590           620,263
NorAm Energy Corp.,
Deb                                                                  6.500   02-01-2008  BBB                 475           510,938

Health Care Facilities 1.29%                                                                                             2,210,173
HCA, Inc.,
Note                                                                 5.250   11-06-2008  BBB-              1,000         1,023,921
Note                                                                 8.750   09-01-2010  BBB-              1,012         1,186,252

Highways & Railtracks 1.60%                                                                                              2,738,346
CSX Corp.,
Sr Note                                                              4.875   11-01-2009  BBB               2,000         2,056,596
TFM S.A. de C.V.,
Gtd Sr Disc Note (Mexico)                                           11.750   06-15-2009  B                   675           681,750

Hotels, Resorts & Cruise Lines 2.75%                                                                                     4,711,477
Harrah's Operating Co., Inc.,
Gtd Sr Note (S)                                                      5.500   07-01-2010  BBB-                720           743,957
Gtd Sr Sub Note                                                      7.875   12-15-2005  BB+                 715           755,219
Hyatt Equities LLC,
Note (S)                                                             6.875   06-15-2007  BBB               1,050         1,120,363
Meditrust,
Note                                                                 7.000   08-15-2007  BB-               1,700         1,795,625
Starwood Hotels & Resorts Worldwide, Inc.,
Gtd Sr Note                                                          7.375   05-01-2007  BB+                 275           296,313

Industrial Conglomerates 0.33%                                                                                             570,000
Waste Services, Inc.,
Sr Sub Note (L)(S)                                                   9.500   04-15-2014  CCC                 600           570,000

Industrial Machinery 2.16%                                                                                               3,698,713
Kennametal, Inc.,
Sr Note                                                              7.200   06-15-2012  BBB               1,385         1,511,083
Manitowoc Co., Inc., (The),
Sr Note                                                              7.125   11-01-2013  B+                  500           528,750
Tyco International Group S.A.,
Gtd Note (Luxembourg)                                                6.375   10-15-2011  BBB               1,500         1,658,880

Insurance Brokers 0.59%                                                                                                  1,010,074
Mantis Reef Ltd.,
Note (Australia) (S)                                                 4.692   11-14-2008  A-                1,000         1,010,074

Investment Banking & Brokerage 0.74%                                                                                     1,273,493
Citigroup, Inc.,
Sub Note                                                             6.000   10-31-2033  A+                  540           547,436
Morgan Stanley,
Sub Note                                                             4.750   04-01-2014  A                   750           726,057

IT Consulting & Other Services 0.85%                                                                                     1,458,371
NCR Corp.,
Note                                                                 7.125   06-15-2009  BBB-                375           415,871
Unisys Corp.,
Sr Note                                                              6.875   03-15-2010  BB+               1,000         1,042,500

Leisure Facilities 0.46%                                                                                                   782,250
Cinemark USA, Inc.,
Sr Sub Note                                                          9.000   02-01-2013  B-                  700           782,250

Leisure Products 0.79%                                                                                                   1,352,231
Brunswick Corp.,
Note                                                                 5.000   06-01-2011  BBB+              1,000         1,034,231
K2 Corp.,
Sr Note (S)                                                          7.375   07-01-2014  BB                  300           318,000

Metal & Glass Containers 1.28%                                                                                           2,190,000
BWAY Corp.,
Sr Sub Note                                                         10.000   10-15-2010  B-                  500           547,500
Owens-Brockway Glass Container, Inc.,
Gtd Sr Note                                                          8.750   11-15-2012  BB-               1,000         1,110,000
Gtd Sr Note                                                          8.250   05-15-2013  B                   500           532,500

Multi-Line Insurance 0.63%                                                                                               1,077,269
Assurant, Inc.,
Note                                                                 5.625   02-15-2014  BBB+                490           502,807
Massachusetts Mutual Life Insurance Co.,
Surplus Note (S)                                                     7.625   11-15-2023  AA                  470           574,462

Multi-Media 1.16%                                                                                                        1,982,409
News America Holdings, Inc.,
Gtd Sr Deb                                                           8.250   08-10-2018  BBB-                510           630,207
Time Warner, Inc.,
Deb                                                                  9.125   01-15-2013  BBB+              1,080         1,352,202

Office Services & Supplies 1.53%                                                                                         2,627,403
Office Depot, Inc.,
Note                                                                 6.250   08-15-2013  BBB-              1,500         1,606,181
Steelcase, Inc.,
Sr Note                                                              6.375   11-15-2006  BBB-                980         1,021,222

Oil and Gas Exploration And Production 5.90%                                                                            10,110,890
Alberta Energy Co. Ltd.,
Note (Canada)                                                        8.125   09-15-2030  A-                  685           874,042
Canadian Oil Sands Ltd.,
Note (Canada) (S)                                                    4.800   08-10-2009  BBB+              1,000         1,014,183
Gazprom,
Loan Part Note (Russia) (S)                                          9.625   03-01-2013  BB-               1,000         1,110,000
Grant Prideco Escrow Corp.,
Sr Note Ser B                                                        9.000   12-15-2009  BB-                 500           558,750
Occidental Petroleum Corp.,
Sr Deb                                                              10.125   09-15-2009  BBB+              1,102         1,385,045
Pemex Project Funding Master Trust,
Gtd Note                                                             9.125   10-13-2010  BBB-              1,065         1,267,350
Plains Exploration & Production Co.,
Sr Note (L)                                                          7.125   06-15-2014  BB-                 500           536,250
Salton Sea Funding Corp.,
Sr Sec Note Ser C                                                    7.840   05-30-2010  BB+               1,527         1,624,922
TEPPCO Partners, L.P.,
Gtd Sr Note                                                          7.625   02-15-2012  BBB               1,500         1,740,348

Oil & Gas Refining & Marketing 0.59%                                                                                     1,007,603
Enterprise Products Operations L.P.,
Sr Note (S)                                                          5.600   10-15-2014  BB+               1,000         1,007,603

Other Diversified Financial Services 1.08%                                                                               1,852,473
Glencore Funding LLC,
Gtd Note (S)                                                         6.000   04-15-2014  BBB               1,000           969,848
Humpuss Funding Corp.,
Note (S)                                                             7.720   12-15-2009  B2                  220           198,744
St. George Funding Co.,
Perpetual Bond (8.485% to 06-30-17 then variable) (Australia) (S)    8.485   12-31-2049  BBB+                595           683,881

Paper Packaging 1.55%                                                                                                    2,649,573
Sealed Air Corp.,
Sr Note (S)                                                          5.375   04-15-2008  BBB               1,190         1,242,510
Stone Container Corp.,
Sr Note                                                              9.750   02-01-2011  B                   275           304,563
Sr Note                                                              8.375   07-01-2012  B                 1,000         1,102,500

Paper Products 3.96%                                                                                                     6,777,999
Abitibi-Consolidated Co.,
Gtd Sr Note (Canada)                                                 6.950   12-15-2006  BB                2,000         2,065,000
Boise Cascade Corp.,
Sr Note                                                              6.500   11-01-2010  BB                1,065         1,187,475
International Paper Co.,
Note                                                                 5.850   10-30-2012  BBB               2,000         2,113,024
MDP Acquisitions Plc,
Sr Note (Ireland)                                                    9.625   10-01-2012  B                 1,250         1,412,500

Pharmaceuticals 1.90%                                                                                                    3,258,124
Medco Health Solutions, Inc.,
Sr Note (L)                                                          7.250   08-15-2013  BBB               1,550         1,727,735
Wyeth,
Note                                                                 5.500   03-15-2013  A                 1,500         1,530,389

Property and Casualty Insurance 0.59%                                                                                    1,013,590
Ohio Casualty Corp.,
Note                                                                 7.300   06-15-2014  BB                  750           791,476
URC Holdings Corp.,
Sr Note (S)                                                          7.875   06-30-2006  AA-                 205           222,114

Publishing 0.27%                                                                                                           459,425
Dex Media West,
Sr Sub Note                                                          9.875   08-15-2013  B                   391           459,425

Real Estate Investment Trusts 1.76%                                                                                      3,021,907
Healthcare Realty Trust, Inc.,
Sr Note                                                              8.125   05-01-2011  BBB-                165           192,829
iStar Financial, Inc.,
Sr Note                                                              7.000   03-15-2008  BB+                 500           539,953
ProLogis Trust,
Sr Note                                                              7.050   07-15-2006  BBB+                490           522,612
Spieker Properties, Inc., L.P.,
Note                                                                 7.125   12-01-2006  BBB+              1,000         1,086,203
TriNet Corporate Realty Trust, Inc.,
Sr Note                                                              7.700   07-15-2017  BB+                 600           680,310

Real Estate Management & Development 0.32%                                                                                 549,374
Socgen Real Estate Co. LLC,
Perpetual Bond Ser A (7.640% to 09-30-07 then variable) (S)          7.640   12-29-2049  A                   495           549,374

Regional Banks 0.32%                                                                                                       555,932
Greater Bay Bancorp.,
Sr Note Ser B                                                        5.250   03-31-2008  BBB-                540           555,932

Telecommunication Services 7.74%                                                                                        13,251,404
AT&T Corp.,
Sr Note                                                              8.050   11-15-2011  BB+               1,740         1,946,625
BellSouth Corp.,
Bond                                                                 5.200   09-15-2014  A                   350           353,263
Deutsche Telekom International Finance B.V.,
Bond (Coupon rate step up/down on rating) (Netherlands)              8.500   06-15-2010  BBB+                950         1,138,659
France Telecom S.A.,
Note (France)                                                        8.500   03-01-2011  BBB+              1,150         1,376,642
Qwest Capital Funding, Inc.,
Gtd Note                                                             7.000   08-03-2009  B                 1,700         1,555,500
Sprint Capital Corp.,
Gtd Sr Note                                                          7.625   01-30-2011  BBB-              1,000         1,155,331
Note                                                                 6.875   11-15-2028  BBB-                820           860,092
Telecom Italia Capital,
Gtd Class B Note (Luxembourg) (L)(S)                                 5.250   11-15-2013  BBB+              1,500         1,528,301
Telefonos de Mexico S.A. de C.V.,
Note (Mexico)                                                        4.500   11-19-2008  BBB-              1,750         1,755,143
Telus Corp.,
Note (Canada)                                                        8.000   06-01-2011  BBB               1,350         1,581,848

Telecommunications Equipment 0.84%                                                                                       1,437,981
Corning, Inc.,
Med Term Note                                                        8.300   04-04-2025  BB+               1,150         1,198,129
Note                                                                 6.300   03-01-2009  BB+                 230           239,852

Thrifts & Mortgage Finance 7.98%                                                                                        13,674,801
Ameriquest Mortgage Securities, Inc.,
Pass Thru Ctf Ser 2003-IA1 Class A4                                  4.965   11-25-2033  AAA               2,000         2,026,756
Bear Stearns Commericial Mortgage Securities, Inc.,
Commercial Sub Bond Ser 2004-ESA Class C (S)                         4.937   05-14-2016  AA                1,000         1,024,417
ContiMortgage Home Equity Loan Trust,
Pass Thru Ctf Ser 1995-2 Class A-5                                   8.100   08-15-2025  AAA                 233           232,972
Countrywide Alternative Loan Trust,
Ser 2004-24 Class 1A1                                                6.000   11-25-2034  AAA               1,315         1,350,957
Credit-Based Asset Servicing and Securitization, LLC
Mtg Asset Backed Ctf Ser 2004-CB4 Class A3                           4.632   05-25-2035  AAA               1,000         1,006,160
Deutsche Mortgage & Asset Receiving Corp.,
Commercial Mtg Pass-Thru Ctf Ser 1998-C1 Class C                     6.861   06-15-2031  A2                  400           439,278
DLJ Motgage Acceptance Corp.,
Commercial Mortgage Pass Thru Ctf Ser 1996-CFI Class B1 (S)          8.311   03-13-2028  A                 1,465         1,563,512
Global Signal Trust,
Sub Bond Ser 2004-1A Class D (S)                                     5.098   01-15-2034  BBB               2,000         1,971,616
LB-UBS Commercial Mortgage Trust,
Commercial Mtg Pass Thru Ctf Ser 2003-C3 Class A4                    4.166   05-15-2032  AAA               1,000           970,926
MBNA Master Credit Card Trust,
Sub Bond Ser 1998-E Class C (S)                                      6.600   09-15-2010  BBB               1,000         1,079,807
WFS Financial Owner Trust,
Pass Thru Ctf Ser 2004-3 Class A3                                    3.300   03-17-2009  AAA               2,000         2,008,400

Tobacco 1.09%                                                                                                            1,869,474
Altria Group, Inc.,
Note                                                                 7.000   11-04-2013  BBB                 795           829,474
Commonwealth Brands, Inc.,
Sr Sec Sub Note (S)                                                 10.625   09-01-2008  B-                1,000         1,040,000

Trucking 0.32%                                                                                                             548,230
CNF, Inc.,
Sr Deb Ser B                                                         6.700   05-01-2034  BBB-                535           548,230

Wireless Telecommunication Service 3.05%                                                                                 5,218,272
America Movil S.A. de C.V.,
Gtd Note (Mexico) (S)                                                5.500   03-01-2014  BBB-                735           710,365
AT&T Wireless Services, Inc.,
Note                                                                 8.125   05-01-2012  BBB               1,475         1,782,282
Mobile Telesystems Finance S. A.,
Gtd Bond (Luxembourg)                                               10.950   12-21-2004  BB-                 500           505,000
Gtd Bond (Luxembourg) (S)                                           10.950   12-21-2004  BB-                 500           505,000
Gtd Sr Note (Luxembourg) (S)                                         9.750   01-30-2008  BB-                 350           371,875
Nextel Communications, Inc.,
Sr Note                                                              7.375   08-01-2015  BB                1,250         1,343,750

                                                                                         Credit
Issuer, description                                                                      rating (A)       Shares             Value
Preferred stocks 1.84%                                                                                                  $3,157,168
(Cost $3,056,298)

Diversified Banks 0.60%                                                                                                  1,030,968
Abbey National Plc, 7.375% (United Kingdom)                                              A-               38,700         1,030,968

Electric Utilities 0.62%                                                                                                 1,066,200
Ameren Corp., 9.75%, Conv                                                                BBB+             20,000           549,200
DTE Energy Co., 8.75%, Conv                                                              BBB              20,000           517,000

Gas Utilities 0.62%                                                                                                      1,060,000
KeySpan Corp., 8.75%, Conv                                                               A                20,000         1,060,000

                                                                  Interest     Maturity  Credit        Par value
Issuer, description                                               rate (%)         date  rating (A)        ($000)            Value
U.S. government and agencies securities 40.88%                                                                        $70,013,183
(Cost $69,664,154)

Government U.S. 9.05%                                                                                                   15,494,529
United States Treasury,
Bond (L)                                                             9.125   05-15-2018  AAA                 555           811,796
Bond (L)                                                             5.375   02-15-2031  AAA               1,745         1,869,331
Note (L)                                                             6.000   08-15-2009  AAA               3,265         3,649,914
Note (L)                                                             4.750   05-15-2014  AAA               6,275         6,586,792
Note (L)                                                             4.250   08-15-2014  AAA               2,550         2,576,696

Government U.S. Agency 31.83%                                                                                           54,518,654
Federal Home Loan Mortgage Corp.,
20 Yr Pass Thru Ctf                                                 11.250   01-01-2016  AAA                  48            53,465
30 Yr Pass Thru Ctf (M)                                              6.000   08-01-2034  AAA              10,533        10,892,970
CMO REMIC 2563-PA (G)                                                4.250   03-15-2031  AAA                 898           892,071
Federal National Mortgage Assn.,
15 Yr Pass Thru Ctf                                                  7.500   02-01-2008  AAA                  19            21,612
15 Yr Pass Thru Ctf                                                  7.000   04-01-2017  AAA                  79            84,154
15 Yr Pass Thru Ctf                                                  7.000   09-01-2010  AAA                  58            61,587
15 Yr Pass Thru Ctf                                                  7.000   10-01-2012  AAA                  22            23,415
15 Yr Pass Thru Ctf                                                  7.000   02-01-2016  AAA               1,636         1,736,857
30 Yr Pass Thru Ctf (M)                                              5.500   10-01-2033  AAA               1,190         1,205,619
30 Yr Pass Thru Ctf (G)(M)                                           6.000   10-15-2034  AAA                 940           972,018
30 Yr Pass Thru Ctf (G)(M)                                           6.500   10-01-2031  AAA               1,025         1,074,969
30 Yr Pass Thru Ctf                                                  6.000   08-01-2034  AAA               5,328         5,519,763
30 Yr Pass Thru Ctf                                                  5.500   04-01-2033  AAA                  23            23,580
30 Yr Pass Thru Ctf                                                  6.000   12-01-2033  AAA               9,768        10,121,408
30 Yr Pass Thru Ctf                                                  6.000   01-01-2034  AAA              15,966        16,541,962
30 Yr Pass Thru Ctf                                                  7.000   02-01-2034  AAA               1,149         1,219,486
CMO REMIC 2003-16-PD (G)                                             5.000   10-25-2016  AAA               1,275         1,298,265
CMO REMIC 2003-17-QT                                                 5.000   08-25-2027  AAA               1,595         1,596,531
Financing Corp.,
Bond                                                                 9.400   02-08-2018  AAA                 785         1,123,895
Government National Mortgage Assn.,
30 Yr Pass Thru Ctf                                                  9.500   02-15-2025  AAA                  13            14,965
30 Yr Pass Thru Ctf                                                  9.500   11-15-2019  AAA                   7             8,984
30 Yr Pass Thru Ctf                                                 10.000   11-15-2020  AAA                  16            18,372
30 Yr Pass Thru Ctf                                                  9.500   01-15-2021  AAA                  11            12,706


                                                                  Interest               Credit        Par value
Issuer, description, maturity date                                rate (%)               rating (A)        ($000)            Value
Short-term investments 8.26%                                                                                          $14,146,000
(Cost $14,146,000)

Government U.S. Agency 8.23%                                                                                            14,100,000
Federal Home Loan Bank,
Disc Note 10-01-04                                                    Zero               AAA              14,100        14,100,000

Joint Repurchase Agreement 0.03%                                                                                            46,000
Investment in a joint repurchase agreement transaction with
Barclays Capital, Inc. - Dated 09-30-04, due 10-01-04 (Secured by
U.S. Treasury Inflation Indexed Bond 3.875%, due 04-15-29)           1.760                                    46            46,000

Total investments 156.17%                                                                                             $267,461,172

Other assets and liabilities, net (56.17%)                                                                            ($96,195,391)

Total net assets 100.00%                                                                                              $171,265,781


(A) Credit ratings are unaudited and are rated by Moody's Investors Service, where Standard & Poor's ratings are not available.

(B) This security is fair valued in good faith under procedures established by the Board of Trustees.

(G)  Security rated internally by John Hancock Advisers, LLC.

(H) Non-income-producing issuer filed for protection under the Federal Bankruptcy Code or is in default of interest payment.

(L)  All or a portion of this security is on loan on September 30, 2004.

(M) A portion of these securities having an aggregate value of $21,690,589, or 12.66% of the Fund's net assets, have been purchased as forward commitments--that is, the Fund has agreed on trade date to take delivery of and to make payment for these securities on a delayed basis subsequent to the date of this schedule. The purchase price and interest rate of these securities are fixed at trade date, although the Fund does not earn any interest on these until settlement date. The Fund has segregated assets with a current value at least equal to the amount of the forward commitments.

     Accordingly, the market value of $22,275,892 of Federal National Mortgage Assn., 6.000%, 12-01-33 and Federal National Mortgage Assn., 6.000%, 01-01-34 has been segregated to cover the forward commitments.

(O) Cash interest will be paid on this obligation at the stated rate beginning on the stated date.

(S) These securities are exempt from registration under rule 144A of the Securities Act of 1933. Such securities may be resold, normally to qualified institutional buyers, in transactions exempt from registration. Rule 144A securities amounted to $33,542,505 or 19.59% of net assets as of September 30, 2004.

     Parenthetical disclosure of a foreign country in the security description represents country of a foreign issuer, however, security is U.S. dollar denominated.

     The percentage shown for each investment category is the total value of that category as a percentage of the net assets of the Fund.

     The cost of investments owned on September 30, 2004, including short-term investments, was $262,311,485.

     Gross unrealized appreciation and depreciation of investments aggregated $8,407,491 and ($3,796,950), respectively, resulting in net unrealized appreciation of $4,610,541.

For more information

Trustees

Charles L. Ladner, Chairman*
Dennis S. Aronowitz
Richard P. Chapman, Jr.
William J. Cosgrove
Richard A. Farrell
William F. Glavin*
Dr. John A. Moore*
Patti McGill Peterson*
John W. Pratt
James A. Shepherdson
*Members of the Audit Committee

Officers

James A. Shepherdson
President and Chief Executive Officer
Susan S. Newton
Senior Vice President and Secretary
William H. King
Vice President and Treasurer

Investment Adviser

John Hancock Advisers, LLC
101 Huntington Avenue
Boston, Massachusetts 02199-7603

Custodian

The Bank of New York
One Wall Street
New York, New York 10286

Transfer Agent and Registrar

Mellon Investor Services
85 Challenger Road
Overpeck Centre
Ridgefield Park, New Jersey 07660

Transfer Agent for APS

Deutsche Bank Trust Company Americas
280 Park Avenue
New York, New York 10017

Legal Counsel

Wilmer Cutler Pickering Hale and Dorr LLP
60 State Street
Boston, Massachusetts 02109-1803

Stock Symbol
Listed New York Stock Exchange: JHI


How to contact us

Internet  www.jhfunds.com

Mail      Regular mail:
          Mellon Investor Services
          85 Challenger Road
          Overpeck Centre
          Ridgefield Park, NJ 07660

Phone     Customer service representatives          1-800-852-0218
          Portfolio commentary                      1-800-344-7054
          24-hour automated information             1-800-843-0090
          TDD line                                  1-800-231-5469

This report is for the information of the shareholders of the John Hancock Investors Trust.


P50Q3  9/04
      11/04

ITEM 2.  CONTROLS AND PROCEDURES.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this Form N-Q, the registrant's principal executive officer and principal accounting officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications for the registrant's principal executive officer and principal accounting officer, as required by Rule 30a-2(a) under the Investment Company Act of 1940, are attached.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

John Hancock Investors Trust


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    November 23, 2004


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:
    ------------------------------
    James A. Shepherdson
    President and Chief Executive Officer

Date:    November 23, 2004


By:
    ------------------------------
    William H. King
    Vice President and Treasurer

Date:    November 23, 2004